Oct. 31, 2025
Nuveen Short Duration Impact Bond Fund
The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section on page 89 of the Statutory Prospectus of the Nuveen Fixed-Income Funds in the “Summary information” section for the Nuveen Short Duration Impact Bond Fund:
	Class A		Class I	Premier Class	Class R6	Retirement Class
Management fees	0.30%		0.30%	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) fees	0.25%		—	0.15%	—	—
Other expenses	0.38%	[1]	0.33%	0.31%	0.31%	0.56%
Total annual Fund operating expenses	0.93%		0.63%	0.76%	0.61%	0.86%
Waivers and expense reimbursements[2]	(0.27)%		(0.27)%	(0.27)%	(0.27)%	(0.27)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.66%		0.36%	0.49%	0.34%	0.59%

[1]	Restated to reflect estimates for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Class A shares; (ii) 0.50% of average daily net assets for Class I shares; (iii) 0.50% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Class R6 shares; and (v) 0.60% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees. Teachers Advisors, LLC has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.01%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.

The following hereby replaces in its entirety the table in the “Example” sub-section in the “Fees and expenses” section on page 89 of the Statutory Prospectus of the Nuveen Fixed-Income Funds in the “Summary information” section for the Nuveen Short Duration Impact Bond Fund:

	Class A	Class I	Premier Class	Class R6	Retirement Class
1 year	$316	$37	$50	$35	$60
3 years	$478	$138	$180	$132	$212
5 years	$692	$289	$360	$278	$415
10 years	$1,308	$726	$883	$702	$1,003